COMMITMENTS - Leases (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016
Future minimum rental payments under capital leases
2018	$ 301,000
2019	125,000
2020	39,000
Total future minimum lease payments	465,000
Amount representing interest	$ (16,000)
Interest rate, minimum (as a percent)	3.25%
Interest rate, maximum (as a percent)	3.75%
Present value of net minimum lease payments under capital leases	$ 449,000
Less current portion	289,000	$ 334,000
Capital lease noncurrent	160,000	$ 210,000
Future minimum rental payments under non-cancelable operating leases
2018	3,076,000
2019	2,648,000
2020	1,616,000
2021	1,283,000
2022	1,192,000
2023	277,000
Total future minimum lease payments	$ 10,092,000